UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08226

Templeton Global Investment Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  (954) 527-7500

Date of fiscal year end:   03/31

Date of reporting period:  12/31/16

Item 1. Schedule of Investments.

      TEMPLETON GLOBAL INVESTMENT TRUST

Statement of Investments, December 31, 2016 (unaudited)
Templeton Dynamic Equity Fund
	Industry	Shares	Value

Common Stocks 91.6%
Canada 1.2%
Silver Wheaton Corp	Metals & Mining	6,300	$121,702
China 1.3%
China Mobile Ltd	Wireless Telecommunication Services	12,500	132,504
Denmark 2.7%
[a] DONG Energy A/S	Electric Utilities	4,280	162,129
[a] H. Lundbeck AS	Pharmaceuticals	2,820	114,687
			276,816
France 3.6%
Ipsen SA	Pharmaceuticals	1,480	106,983
Total SA, B	Oil, Gas & Consumable Fuels	5,200	266,569
			373,552
Germany 3.0%
Deutsche Lufthansa AG	Airlines	8,520	109,997
Deutsche Post AG.	Air Freight & Logistics	3,020	99,254
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	23,180	99,267
			308,518
Hong Kong 3.5%
AIA Group Ltd	Insurance	33,400	188,439
Swire Properties Ltd	Real Estate Management & Development	63,000	173,860
			362,299
Israel 0.7%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	2,000	72,500
Italy 1.6%
Eni SpA	Oil, Gas & Consumable Fuels	10,033	163,313
Japan 3.5%
Kirin Holdings Co. Ltd	Beverages	5,500	89,467
Otsuka Holdings Co. Ltd	Pharmaceuticals	2,200	95,852
Panasonic Corp	Household Durables	9,000	91,582
Suntory Beverage & Food Ltd	Beverages	2,100	87,219
			364,120
Netherlands 5.2%
NN Group NV	Insurance	7,100	240,517
[a] QIAGEN NV	Life Sciences Tools & Services	10,450	292,809
			533,326
Portugal 1.1%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	7,590	113,324
Singapore 2.4%
[a] Flex Ltd	Electronic Equipment, Instruments
	& Components	7,630	109,643
United Overseas Bank Ltd	Banks	9,600	135,258
			244,901
South Korea 3.5%
LG Electronics Inc	Household Durables	2,099	89,715
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	71	105,978
Shinhan Financial Group Co. Ltd	Banks	4,487	168,180
			363,873

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Dynamic Equity Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
Switzerland 4.2%
ABB Ltd	Electrical Equipment	6,000	$126,551
Novartis AG	Pharmaceuticals	1,170	85,131
Roche Holding AG	Pharmaceuticals	990	226,114
			437,796
Taiwan 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd	Semiconductors & Semiconductor Equipment	28,000	156,589
Thailand 3.9%
Bangkok Bank PCL, fgn	Banks	32,300	145,508
Krung Thai Bank PCL, fgn	Banks	303,700	149,944
PTT Exploration and Production PCL, fgn	Oil, Gas & Consumable Fuels	39,400	105,781
			401,233
Turkey 0.8%
[a] Turkcell Iletisim Hizmetleri AS.	Wireless Telecommunication Services	28,514	78,808
United Kingdom 8.3%
BP PLC	Oil, Gas & Consumable Fuels	35,350	221,910
Johnson Matthey PLC	Chemicals	2,670	104,657
Prudential PLC	Insurance	5,150	103,249
Royal Dutch Shell PLC, A, ADR	Oil, Gas & Consumable Fuels	3,740	203,381
Royal Mail PLC	Air Freight & Logistics	21,460	122,159
Vodafone Group PLC.	Wireless Telecommunication Services	42,990	105,835
			861,191
United States 39.6%
[a,b] Alphabet Inc., A	Internet Software & Services	240	190,188
[b] American Express Co	Consumer Finance	4,400	325,952
American International Group Inc	Insurance	4,770	311,529
Apple Inc	Technology Hardware, Storage & Peripherals	2,300	266,386
Autoliv Inc	Auto Components	890	100,704
The Bank of New York Mellon Corp	Capital Markets	5,340	253,009
Cisco Systems Inc	Communications Equipment	2,960	89,451
[b] Comcast Corp., A	Media	4,210	290,700
[a] eBay Inc	Internet Software & Services	2,880	85,507
Eli Lilly & Co	Pharmaceuticals	1,160	85,318
JPMorgan Chase & Co	Banks	3,770	325,313
Medtronic PLC	Health Care Equipment & Supplies	2,540	180,924
Microsoft Corp	Software	1,620	100,667
[b] Oracle Corp	Software	5,810	223,394
Perrigo Co. PLC	Pharmaceuticals	990	82,398
[b] Pfizer Inc	Pharmaceuticals	6,200	201,376
The Procter & Gamble Co	Household Products	1,990	167,319
[b] Rockwell Collins Inc	Aerospace & Defense	2,330	216,131
SunTrust Banks Inc	Banks	3,590	196,912
Tiffany & Co	Specialty Retail	3,620	280,297
Twenty-First Century Fox Inc., A	Media	3,860	108,234
			4,081,709
Total Common Stocks (Cost $9,113,023)			9,448,074

|2

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Dynamic Equity Fund (continued)
	Industry	Shares	Value
Management Investment Companies 6.7%
United States 6.7%
iShares Global Materials ETF	Diversified Financial Services	3,089	$169,370
iShares MSCI ACWI ETF	Diversified Financial Services	8,762	518,447
Total Management Investment Companies
(Cost $669,794)			687,817
Total Investments before Short Term
Investments (Cost $9,782,817)			10,135,891

Short Term Investments (Cost $150,491) 1.5%
Money Market Funds 1.5%
United States 1.5%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 0.09%		150,491	150,491
Total Investments (Cost $9,933,308) 99.8%			10,286,382
Securities Sold Short (3.2)%			(327,120)
Other Assets, less Liabilities 3.4%			347,883
Net Assets 100.0%			$10,307,145

	Industry
Securities Sold Short (Proceeds $297,527)
(3.2)%
Management Investment Companies (3.2)%
United States (3.2)%
iShares Global Energy ETF	Diversified Financial Services	9,400	$(327,120)

See Abbreviations on page 16.

aNon-income producing.
bA portion or all of the security has been segregated as collateral for securities sold short. At December 31, 2016, the aggregate value of these securities and/or cash pledged amounted to $929,139, representing 9.0% of net assets.
cSee Note 6 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day yield at period end.

|3

TEMPLETON GLOBAL INVESTMENT TRUST

Statement of Investments, December 31, 2016 (unaudited)
Templeton Emerging Markets Small Cap Fund
		Shares/
	Industry	Rights	Value

Common Stocks and Other Equity Interests 94.1%
Austria 0.9%
DO & CO Restaurants & Catering AG	Hotels, Restaurants & Leisure	92,774	$6,132,862
Botswana 0.3%
Letshego Holdings Ltd	Consumer Finance	9,617,099	2,060,266
Brazil 2.4%
Arezzo Industria e Comercio SA.	Textiles, Apparel & Luxury Goods	236,100	1,817,884
Cia Hering	Specialty Retail	466,500	2,167,168
Gaec Educacao SA	Diversified Consumer Services	92,100	385,695
Grendene SA.	Textiles, Apparel & Luxury Goods	1,012,512	5,469,002
[a] Ser Educacional SA, Reg S	Diversified Consumer Services	1,036,500	5,945,695
			15,785,444
China 10.3%
[b] Biostime International Holdings Ltd	Food Products	29,500	91,112
Bloomage Biotechnology Corp. Ltd	Chemicals	3,225,000	4,857,566
Chongqing Machinery & Electric Co. Ltd., H	Industrial Conglomerates	25,310,000	2,937,520
COSCO Shipping Ports Ltd	Transportation Infrastructure	7,003,861	7,035,925
Digital China Holdings Ltd	Electronic Equipment, Instruments
	& Components	6,276,000	4,750,805
Green Seal Holding Ltd	Chemicals	866,000	3,882,451
Jiangling Motors Corp. Ltd., B	Automobiles	3,948,718	9,787,138
[b] Sohu.com Inc	Internet Software & Services	77,722	2,633,999
Sunny Optical Technology Group Co. Ltd	Electronic Equipment, Instruments
	& Components	1,383,000	6,054,916
TravelSky Technology Ltd., H	IT Services	4,567,200	9,600,278
Uni-President China Holdings Ltd	Food Products	11,454,000	8,079,616
[b] Xinchen China Power Holdings Ltd	Auto Components	11,735,200	1,740,342
[c] Xinyi Solar Holdings Ltd	Semiconductors & Semiconductor Equipment	16,982,000	5,518,685
			66,970,353
Czech Republic 2.3%
[b] Fortuna Entertainment Group NV	Hotels, Restaurants & Leisure	899,465	3,006,042
[b,d] Moneta Money Bank AS, 144A	Banks	2,567,132	8,279,458
Pegas Nonwovens SA.	Textiles, Apparel & Luxury Goods	116,862	3,500,443
			14,785,943
Egypt 2.5%
[b,d] Arabian Food Industries Co., GDR, 144A	Food Products	481,970	1,012,137
Eastern Tobacco	Tobacco	116,291	1,796,000
Egyptian International Pharmaceuticals EIPICO.	Pharmaceuticals	1,373,432	6,628,533
[a,b] Global Telecom Holding SAE, GDR, Reg S	Wireless Telecommunication Services	1,959,600	3,644,856
[d] Integrated Diagnostics Holdings PLC, 144A.	Health Care Providers & Services	1,049,430	3,541,826
			16,623,352
Estonia 0.2%
Olympic Entertainment Group AS.	Hotels, Restaurants & Leisure	579,039	1,084,491
Georgia 1.5%
[b,d] Georgia Healthcare Group PLC, 144A	Health Care Providers & Services	2,288,000	10,065,472
Hong Kong 3.8%
Amvig Holdings Ltd	Containers & Packaging	6,108,000	2,158,220
Bonjour Holdings Ltd	Specialty Retail	10,798,150	487,375
I.T Ltd	Specialty Retail	12,510,395	4,985,121

Quarterly Statement of Investments | See Notes to Statements of Investments. | 4

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Small Cap Fund (continued)
		Shares/
	Industry	Rights	Value

Common Stocks and Other Equity Interests (continued)
Hong Kong (continued)
Ju Teng International Holdings Ltd	Electronic Equipment, Instruments
	& Components	21,186,000	$6,557,019
Luk Fook Holdings (International) Ltd	Specialty Retail	3,888,000	10,153,072
Sa Sa International Holdings Ltd	Specialty Retail	1,526,127	606,161
			24,946,968
India 18.0%
Apollo Tyres Ltd	Auto Components	4,975,349	13,537,608
Bajaj Holdings & Investment Ltd	Diversified Financial Services	914,070	24,472,434
Balkrishna Industries Ltd	Auto Components	670,845	10,883,842
Biocon Ltd	Biotechnology	567,401	7,930,975
[b] Equitas Holdings Ltd	Consumer Finance	3,113,000	6,663,069
Federal Bank Ltd	Banks	14,915,344	14,672,906
Great Eastern Shipping Co. Ltd	Oil, Gas & Consumable Fuels	717,900	3,834,354
JK Cement Ltd	Construction Materials	775,102	8,210,740
Redington India Ltd	Electronic Equipment, Instruments
	& Components	3,978,049	5,552,505
Tata Chemicals Ltd	Chemicals	1,700,500	12,587,112
Vardhman Textiles Ltd	Textiles, Apparel & Luxury Goods	538,869	8,817,194
			117,162,739
Indonesia 1.8%
[b] Bank Permata Tbk PT.	Banks	36,875,127	1,519,072
Hexindo Adiperkasa Tbk PT	Trading Companies & Distributors	13,028,100	2,949,394
Mandom Indonesia Tbk PT	Personal Products	2,341,500	2,172,481
[b] Panin Financial Tbk PT	Insurance	396,600,700	5,063,302
			11,704,249
Kuwait 1.0%
Kuwait Food Co. Americana SAK	Hotels, Restaurants & Leisure	768,500	6,537,644
[b,e] National Gulf Holding	Diversified Financial Services	1,021,638	318,505
			6,856,149
Malaysia 2.0%
7-Eleven Malaysia Holdings Bhd	Food & Staples Retailing	16,197,500	5,127,162
Hartalega Holdings Bhd	Health Care Equipment & Supplies	1,225,800	1,319,798
Oldtown Bhd	Food Products	15,124,025	6,439,342
			12,886,302
Mexico 1.5%
Grupo Herdez SAB de CV	Food Products	4,483,374	8,142,548
Nemak SAB de CV	Auto Components	1,709,688	1,526,978
			9,669,526
Nigeria 0.4%
Access Bank Nigeria PLC	Banks	42,999,778	786,835
UAC of Nigeria PLC	Industrial Conglomerates	30,288,005	1,614,656
			2,401,491
Pakistan 1.4%
Habib Bank Ltd	Banks	2,963,600	7,730,205
The Hub Power Co. Ltd	Independent Power & Renewable
	Electricity Producers	600,000	709,940
United Bank Ltd	Banks	434,000	991,661
			9,431,806

|5

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Small Cap Fund (continued)
		Shares/
	Industry	Rights	Value

Common Stocks and Other Equity Interests (continued)
Peru 1.3%
[a] Intercorp Financial Services Inc., Reg S	Banks	265,990	$8,511,680
Philippines 0.9%
International Container Terminal Services Inc	Transportation Infrastructure	2,817,780	4,087,526
Pepsi-Cola Products Philippines Inc	Beverages	24,978,400	1,631,670
			5,719,196
Poland 3.5%
Amica SA	Household Durables	112,408	5,005,459
Fabryki Mebli Forte SA	Household Durables	363,000	6,590,540
[b,e,f] IAlbatros Group SA	IT Services	310,844	760,402
[d] Prime Car Management SA, 144A	Road & Rail	323,178	2,547,748
Wawel SA	Food Products	15,078	3,962,207
[b] Work Service SA	Professional Services	1,517,548	3,697,800
			22,564,156
Russia 2.9%
[a] Globaltrans Investment PLC, GDR, Reg S	Road & Rail	117,550	744,091
[b,d] Lenta Ltd., GDR, 144A	Food & Staples Retailing	208,000	1,705,600
[a,b] Mail.ru Group Ltd., GDR, Reg S	Internet Software & Services	464,316	8,520,199
[a,b] X5 Retail Group NV, GDR, Reg S	Food & Staples Retailing	247,043	8,016,545
			18,986,435
South Korea 8.6%
Bukwang Pharmaceutical Co. Ltd	Pharmaceuticals	113,470	2,481,329
Fila Korea Ltd	Textiles, Apparel & Luxury Goods	175,259	10,234,590
GS Home Shopping Inc	Internet & Direct Marketing Retail	5,093	725,610
Hankook Tire Worldwide Co. Ltd	Diversified Financial Services	149,618	2,571,597
Hans Biomed Corp	Biotechnology	94,731	1,279,030
Interpark Holdings Corp	Internet & Direct Marketing Retail	170,863	710,481
I-Sens Inc	Health Care Equipment & Supplies	170,452	4,150,978
KT Skylife Co. Ltd	Media	115,147	1,650,060
LF Corp	Textiles, Apparel & Luxury Goods	218,152	3,894,103
Mando Corp	Auto Components	15,602	3,030,569
Medy-tox Inc	Biotechnology	29,386	8,680,061
Sebang Global Battery Co. Ltd	Auto Components	247,725	7,674,365
Vieworks Co. Ltd	Health Care Equipment & Supplies	151,355	7,497,197
Youngone Corp	Textiles, Apparel & Luxury Goods	61,846	1,570,157
			56,150,127
Sri Lanka 1.5%
Hatton National Bank PLC	Banks	88,685	133,205
Hemas Holdings PLC	Industrial Conglomerates	14,964,257	9,889,596
			10,022,801
Switzerland 0.9%
[b] Wizz Air Holdings PLC	Airlines	263,860	5,821,394
Taiwan 9.1%
ADLINK Technology Inc	Technology Hardware, Storage & Peripherals	4,328,797	8,149,548
Eclat Textile Co. Ltd	Textiles, Apparel & Luxury Goods	333,000	3,462,925
Flytech Technology Co. Ltd	Electronic Equipment, Instruments
	& Components	2,181,220	6,324,325
Merida Industry Co. Ltd	Leisure Products	1,490,000	6,611,102
Novatek Microelectronics Corp. Ltd	Semiconductors & Semiconductor Equipment	1,976,000	6,484,278
Pacific Hospital Supply Co. Ltd	Health Care Equipment & Supplies	1,552,000	4,026,511

|6

	TEMPLETON GLOBAL INVESTMENT TRUST
	STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Small Cap Fund (continued)
		Shares/
	Industry	Rights	Value

Common Stocks and Other Equity Interests (continued)
Taiwan (continued)
PChome Online Inc	Internet Software & Services	819,020	$7,141,772
Primax Electronics Ltd	Technology Hardware, Storage & Peripherals	2,968,500	4,033,673
Shin Zu Shing Co. Ltd	Machinery	1,793,000	4,563,367
St. Shine Optical Co. Ltd	Health Care Equipment & Supplies	171,000	3,240,383
TTY Biopharm Co. Ltd	Pharmaceuticals	1,626,900	5,138,186
			59,176,070
Thailand 2.8%
Delta Electronics Thailand PCL, fgn	Electronic Equipment, Instruments
	& Components	950,900	2,161,739
Dynasty Ceramic PCL, fgn	Building Products	16,746,100	2,073,994
Major Cineplex Group PCL, fgn	Media	5,920,300	5,408,363
TISCO Financial Group PCL, fgn	Banks	5,172,000	8,692,134
			18,336,230
Turkey 5.3%
[f] Bizim Toptan Satis Magazalari AS	Food & Staples Retailing	284,304	870,392
Coca-Cola Icetek AS	Beverages	225,859	2,119,209
[b] Ozak Gayrimenkul Yatirim Ortakligi	Equity Real Estate Investment Trusts (REITs)	7,266,311	3,851,802
Pinar Entegre Et ve Un Sanayi AS	Food Products	869,458	2,563,246
[g] Pinar Sut Mamulleri Sanayii AS	Food Products	3,279,170	14,733,352
[b,g] Reysas Gayrimenkul Yatirim Ortakligi AS	Equity Real Estate Investment Trusts (REITs)	24,575,397	4,667,493
Soda Sanayii AS	Chemicals	3,906,515	5,858,056
			34,663,550
United Arab Emirates 1.2%
Aramex PJSC	Air Freight & Logistics	6,907,789	7,654,633
United Kingdom 1.1%
Stock Spirits Group PLC	Beverages	3,181,741	7,084,366
United States 1.2%
[b] Luxoft Holding Inc	IT Services	141,513	7,953,031
Vietnam 3.5%
DHG Pharmaceutical JSC	Pharmaceuticals	1,118,432	4,813,418
Hoa Phat Group JSC	Metals & Mining	3,733,264	7,074,364
Imexpharm Pharmaceutical JSC	Pharmaceuticals	345,094	847,163
[b] Imexpharm Pharmaceutical JSC, rts., 1/23/17	Pharmaceuticals	545,094	78,356
Vietnam Container Shipping JSC	Marine	1,326,893	3,263,186
Vietnam Dairy Products JSC	Food Products	340,169	1,876,300
Vingroup JSC	Real Estate Management & Development	2,465,660	4,547,789
			22,500,576
Total Common Stocks and Other Equity
Interests (Cost $612,000,627)			613,711,658

Participatory Notes 1.5%
Saudi Arabia 1.5%
[d] Deutsche Bank AG/London, Saudi Dairy & Foodstuff
Co., 144A, 4/12/18	Food Products	40,309	1,337,617
[d] HSBC Bank PLC, Mouwasat Medical Services Co.,
144A, 3/05/18.	Health Care Providers & Services	213,070	8,348,337
Total Participatory Notes
(Cost $8,195,853)			9,685,954

|7

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Small Cap Fund (continued)
		Shares/
	Industry	Rights	Value
Preferred Stocks 1.1%
Brazil 0.5%
[h] Marcopolo SA, 4.781%, pfd	Machinery	3,636,826	$3,061,697
Chile 0.6%
[h] Embotelladora Andina SA, 2.971%, pfd., A	Beverages	1,250,500	4,273,538
Total Preferred Stocks (Cost $6,261,008)			7,335,235
Total Investments before Short Term
Investments (Cost $626,457,488)			630,732,847

		Shares
Short Term Investments 3.3%
Money Market Funds (Cost $20,356,830)
3.1%
United States 3.1%
[i,j] Institutional Fiduciary Trust Money Market Portfolio,
0.09%		20,356,830	20,356,830

Investments from Cash Collateral
Received for Loaned Securities
(Cost $1,043,682) 0.2%
Money Market Funds 0.2%
United States 0.2%
[i,j] Institutional Fiduciary Trust Money Market Portfolio,
0.09%		1,043,682	1,043,682
Total Investments (Cost $647,858,000)
100.0%			652,133,359
Other Assets, less Liabilities (0.0)%†			(315,027)
Net Assets 100.0%			$651,818,332

See Abbreviations on page 16.

†Rounds to less than 0.1% of net assets.
aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At December 31, 2016, the aggregate value of these securities was $35,383,066, representing 5.4% of net assets.
bNon-income producing.
cA portion or all of the security is on loan at December 31, 2016.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
December 31, 2016, the aggregate value of these securities was $36,838,195, representing 5.7% of net assets.
eSecurity has been deemed illiquid because it may not be able to be sold within seven days. At December 31, 2016, the aggregate value of these securities was $1,078,907, representing 0.2% of net assets.
fAt December 31, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
gSee Note 5 regarding holdings of 5% voting securities.
hVariable rate security. The rate shown represents the yield at period end.
iSee Note 6 regarding investments in affiliated management investment companies.
jThe rate shown is the annualized seven-day yield at period end.

|8

TEMPLETON GLOBAL INVESTMENT TRUST

Statement of Investments, December 31, 2016 (unaudited)
Templeton Frontier Markets Fund
		Shares/
	Industry	Rights	Value

Common Stocks and Other Equity Interests 85.4%
Argentina 7.4%
Banco Macro SA, ADR	Banks	44,122	$2,839,251
BBVA Banco Frances SA, ADR	Banks	119,901	2,089,874
Grupo Financiero Galicia SA, ADR.	Banks	47,731	1,284,919
Telecom Argentina SA, B, ADR	Diversified Telecommunication Services	261,695	4,754,998
YPF Sociedad Anonima, D, ADR	Oil, Gas & Consumable Fuels	147,500	2,433,750
			13,402,792
Bangladesh 4.7%
Brac Bank Ltd	Banks	6,190,494	5,012,228
Islami Bank Bangladesh Ltd	Banks	9,405,678	3,545,945
			8,558,173
Cambodia 0.5%
NagaCorp Ltd	Hotels, Restaurants & Leisure	1,471,611	848,295
Egypt 2.3%
Egyptian International Pharmaceuticals EIPICO	Pharmaceuticals	579,818	2,798,349
[a,b] Global Telecom Holding SAE, GDR, Reg S	Wireless Telecommunication Services	712,045	1,324,404
			4,122,753
Kazakhstan 0.6%
[a,b] KazMunaiGas Exploration Production, GDR, Reg S	Oil, Gas & Consumable Fuels	139,546	1,073,109
Kenya 5.8%
East African Breweries Ltd	Beverages	2,164,900	5,239,535
KCB Group Ltd	Banks	18,737,968	5,303,026
			10,542,561
Kuwait 14.6%
Kuwait Food Co. Americana SAK	Hotels, Restaurants & Leisure	1,582,405	13,461,548
Mobile Telecommunications Co. KSC	Wireless Telecommunication Services	3,923,572	5,263,438
National Bank of Kuwait SAKP	Banks	3,372,369	7,172,201
[a,c] National Gulf Holding	Diversified Financial Services	2,103,637	655,829
			26,553,016
Nigeria 5.6%
Guaranty Trust Bank PLC	Banks	22,900,586	1,790,941
Nigerian Breweries PLC	Beverages	8,559,255	4,017,075
UAC of Nigeria PLC	Industrial Conglomerates	15,596,635	831,458
Zenith Bank PLC	Banks	77,862,452	3,582,920
			10,222,394
Oman 2.8%
Bank Muscat SAOG	Banks	4,137,937	5,050,261
Pakistan 9.5%
Habib Bank Ltd	Banks	1,821,100	4,750,127
Indus Motor Co. Ltd	Automobiles	250,654	3,866,376
United Bank Ltd	Banks	3,834,800	8,762,265
			17,378,768
Romania 2.7%
Banca Transilvania	Banks	2,685,324	1,484,653
[a,c,d] OMV Petrom SA	Oil, Gas & Consumable Fuels	57,483,297	3,477,941
			4,962,594
Senegal 3.6%
Sonatel	Diversified Telecommunication Services	167,194	6,646,076

Quarterly Statement of Investments | See Notes to Statements of Investments. | 9

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Frontier Markets Fund (continued)
		Shares/
	Industry	Rights	Value

Common Stocks and Other Equity Interests (continued)
South Africa 1.1%
MTN Group Ltd	Wireless Telecommunication Services	219,123	$2,012,341
Sri Lanka 4.6%
Commercial Bank of Ceylon PLC	Banks	1,810,704	1,752,684
Hatton National Bank PLC.	Banks	3,345,674	4,902,023
Hemas Holdings PLC	Industrial Conglomerates	2,629,595	1,737,850
			8,392,557
Ukraine 1.1%
[b] MHP SA, GDR, Reg S	Food Products	224,997	1,977,724
United Arab Emirates 2.2%
Aramex PJSC	Air Freight & Logistics	3,700,726	4,100,834
Vietnam 13.4%
Binh Minh Plastics JSC	Building Products	644,382	5,404,987
DHG Pharmaceutical JSC	Pharmaceuticals	1,937,799	8,339,744
Hoa Phat Group JSC	Metals & Mining	811,581	1,537,909
Imexpharm Pharmaceutical JSC	Pharmaceuticals	1,059,783	2,601,637
[a] Imexpharm Pharmaceutical JSC, rts., 1/23/17	Pharmaceuticals	1,059,783	152,341
Vietnam Container Shipping JSC	Marine	383,130	942,219
Vietnam Dairy Products JSC	Food Products	982,087	5,416,983
			24,395,820
Zimbabwe 2.9%
Delta Corp. Ltd	Beverages	5,908,770	5,229,262
Total Common Stocks and Other Equity
Interests (Cost $146,381,580)			155,469,330

Participatory Notes 6.8%
Saudi Arabia 6.8%
[e] Deutsche Bank AG/London, Savola Al-Azizia United Co.,
144A, 8/06/20	Food Products	109,152	1,166,639
[e] HSBC Bank PLC,
Mouwasat Medical Services Co., 144A, 3/05/18	Health Care Providers & Services	69,499	2,723,054
Samba Financial Group, 144A, 6/29/17	Banks	372,767	2,419,339
[e] Merrill Lynch International & Co. CV, Saudi Dairy &
Foodstuff Co., 144A, 4/02/18	Food Products	107,372	3,563,040
[e] Morgan Stanley BV,
Saudi British Bank, 144A, 9/08/17	Banks	130,910	872,314
Savola Al-Azizia United Co., 144A, 8/21/17	Food Products	144,893	1,548,646
Total Participatory Notes
(Cost $11,961,511)			12,293,032
Total Investments before Short Term
Investments (Cost $158,343,091)			167,762,362

|10

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Frontier Markets Fund (continued)
	Shares	Value
Short Term Investments (Cost $2,300,901) 1.3%
Money Market Funds 1.3%
United States 1.3%
[f,g] Institutional Fiduciary Trust Money Market Portfolio,
0.09%	2,300,901	$2,300,901
Total Investments (Cost $160,643,992)
93.5%		170,063,263
Other Assets, less Liabilities 6.5%		11,878,082
Net Assets 100.0%.		$181,941,345

See Abbreviations on page 16.

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At December 31, 2016, the aggregate value of these securities was $4,375,237, representing 2.4% of net assets.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days. At December 31, 2016, the aggregate value of these securities was $4,133,770, representing 2.3% of net assets.
dAt December 31, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
December 31, 2016, the aggregate value of these securities was $12,293,032, representing 6.8% of net assets.
fSee Note 6 regarding investments in affiliated management investment companies.
gThe rate shown is the annualized seven-day yield at period end.

|11

TEMPLETON GLOBAL INVESTMENT TRUST

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds (Funds), three of which are included in this report and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles. Effective May 2, 2016, the Trust began offering shares of Templeton Dynamic Equity Fund.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded

|12

TEMPLETON GLOBAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. INCOME TAXES

At December 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

		Templeton
	Templeton Dynamic	Emerging Markets	Templeton Frontier
	Equity Fund	Small Cap Fund	Markets Fund

Cost of investments	$9,933,308	$651,133,885	$168,615,042

Unrealized appreciation	$705,154	$101,966,570	$28,650,447
Unrealized depreciation	(352,080)	(100,967,096)	(27,202,226)
Net unrealized appreciation (depreciation)	$353,074	$999,474	$1,448,221

4. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended December 31, 2016, Templeton Emerging Markets Small Cap Fund held investments in “affiliated companies” as follows:

	Number of			Number of
	Shares Held			Shares	Value at		Realized
	at Beginning	Gross	Gross	Held at End	End of	Investment	Gain
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income	(Loss)
Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
Pinar Sut Mamulleri Sanayii AS	3,279,170	—	—	3,279,170	$14,733,352	$933,846	$—
Reysas Gayrimenkul Yatirim Ortakligi
AS	24,575,397	—	—	24,575,397	4,667,493	—	—
Total Affiliated Securities (Value is 3.0% of Net Assets)					$19,400,845	$933,846	$—

|13

TEMPLETON GLOBAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended December 31, 2016, certain or all Funds held investments in affiliated management investment companies as follows:

								% of
								Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Templeton Dynamic Equity Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.09%	–	2,671,703	(2,521,212)	150,491	$150,491	$9	$–	0.0%[a]
Templeton Emerging Markets Small
Cap Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.09%	18,000,082	153,979,048	(150,578,618)	21,400,512	$21,400,512	$468	$–	0.1%
Templeton Frontier Markets Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.09%	–	57,460,122	(55,159,221)	2,300,901	$2,300,901	$62	$–	0.0%[a]

[a]Rounds to less than 0.1%.

7. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

|14

TEMPLETON GLOBAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

A summary of inputs used as of December 31, 2016, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Templeton Dynamic Equity Fund
Assets:
Investments in Securities:
Equity Investments[a,b]	$9,448,074	$—	$—	$9,448,074
Management Investment Companies	687,817	—	—	687,817
Short Term Investments	150,491	—	—	150,491
Total Investments in Securities	$10,286,382	$—	$—	$10,286,382

Liabilities:
Other Financial Instruments:
Securities Sold Short	$327,120	$—	$—	$327,120

Templeton Emerging Markets Small Cap Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Kuwait	$6,537,644	$—	$318,505	$6,856,149
Vietnam	22,422,220	78,356	—	22,500,576
All Other Equity Investments[b]	591,690,168	—	—	591,690,168
Participatory Notes	—	9,685,954	—	9,685,954
Short Term Investments	21,400,512	—	—	21,400,512
Total Investments in Securities	$642,050,544	$9,764,310	$318,505	$652,133,359

Templeton Frontier Markets Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Kuwait	$25,897,187	$—	$655,829	$26,553,016
Vietnam	24,243,479	152,341	—	24,395,820
All Other Equity Investments[b]	104,520,494	—	—	104,520,494
Participatory Notes	—	12,293,032	—	12,293,032
Short Term Investments	2,300,901	—	—	2,300,901
Total Investments in Securities	$156,962,061	$12,445,373	$655,829	$170,063,263

aIncludes common and preferred stocks as well as other equity investments.
bFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

8. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

|15

TEMPLETON GLOBAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Abbreviations

Selected Portfolio
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|16

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Investment Trust

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

     Laura F. Fergerson

     Chief Executive Officer –

     Finance and Administration

Date February 24, 2017

By /s/MARK H. OTANI

  Mark H. Otani

  Chief Financial Officer and

  Chief Accounting Officer

Date February 24, 2017